Financial instruments - fair values and risk management - Financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial instruments - fair values and risk management
Financial liabilities	$ 31,708	$ 28,507
Trade and other payables
Financial instruments - fair values and risk management
Financial liabilities	30,521	26,573
Financial liabilities not measured at fair value
Financial instruments - fair values and risk management
Financial liabilities	30,521	26,573
Financial liabilities not measured at fair value | Trade and other payables
Financial instruments - fair values and risk management
Financial liabilities	30,521	26,573
Financial liabilities measured at fair value
Financial instruments - fair values and risk management
Financial liabilities	41,087	22,029
Financial liabilities measured at fair value | Put option liability
Financial instruments - fair values and risk management
Financial liabilities	27,475
Financial liabilities measured at fair value | Other non-current liabilities
Financial instruments - fair values and risk management
Financial liabilities	577
Financial liabilities measured at fair value | Share warrant obligation
Financial instruments - fair values and risk management
Financial liabilities	$ 13,035	$ 22,029